Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	iHuman Inc.
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001814423
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Entity Common Stock, Shares Outstanding	122,622,382
No Trading Symbol Flag	true
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	144,000,000
American Depositary Share
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing five Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	IH
Security Exchange Name	NYSE